UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21670
Eaton Vance Enhanced Equity Income Fund II
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	September 30, 2006

Item 1. Schedule of Investments

Eaton Vance Enhanced Equity Income Fund II                                                                     as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 102.1% (1)

Security	Shares	Value
Aerospace & Defense — 7.0%
Alliant Techsystems, Inc. (2)	84,700	$ 6,865,782
Boeing Company	134,300	10,589,555
General Dynamics Corp.	260,600	18,677,202
L-3 Communications Holdings, Inc.	116,000	9,086,280
Rockwell Collins, Inc.	178,900	9,810,876
United Technologies Corp.	130,100	8,241,835
		$ 63,271,530
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	153,800	6,856,404
		$ 6,856,404
Auto Components — 1.0%
BorgWarner, Inc.	156,000	8,918,520
		$ 8,918,520
Biotechnology — 1.3%
Amgen, Inc. (2)	160,000	11,437,647
		$ 11,437,647
Capital Markets — 5.4%
Affiliated Managers Group, Inc. (2)	110,000	11,012,100
Charles Schwab Corp. (The)	640,000	11,456,000
E*Trade Financial Corp. (2)	426,000	10,189,920
Mellon Financial Corp.	200,000	7,820,000
UBS AG	140,200	8,315,262
		$ 48,793,282
Commercial Services & Supplies — 1.6%
Cintas Corp.	208,600	8,517,138
Equifax, Inc.	177,200	6,505,012
		$ 15,022,150
Communications Equipment — 4.9%
Cisco Systems, Inc. (2)	444,600	10,225,800
Harris Corp.	124,000	5,516,760
QUALCOMM, Inc.	200,000	7,270,000
Research in Motion, Ltd. (2)	123,000	12,627,180
Tellabs, Inc. (2)	844,800	9,259,008
		$ 44,898,748
Computer Peripherals — 6.4%
Apple Computer, Inc. (2)	186,400	14,358,392
EMC Corp. (2)	503,000	6,025,940
Hewlett-Packard Co.	197,300	7,238,937
NCR Corp. (2)	253,200	9,996,336

Network Appliance, Inc. (2)	310,000	$ 11,473,100
Seagate Technology (2)	370,000	8,543,300
		$ 57,636,005
Construction & Engineering — 0.4%
Foster Wheeler, Ltd. (2)	93,000	3,588,870
		$ 3,588,870
Consumer Finance — 0.7%
American Express Co.	106,500	5,972,520
		$ 5,972,520
Diversified Consumer Services — 0.7%
ServiceMaster Co.	567,000	6,356,070
		$ 6,356,070
Diversified Financial Services — 0.7%
Citigroup, Inc.	136,500	6,779,955
		$ 6,779,955
Diversified Telecommunication Services — 1.1%
CenturyTel, Inc.	244,300	9,691,381
		$ 9,691,381
Electrical Equipment — 0.7%
Emerson Electric Co.	80,000	6,708,800
		$ 6,708,800
Electronic Equipment & Instruments — 0.8%
Agilent Technologies, Inc. (2)	227,000	7,420,630
		$ 7,420,630
Energy Equipment & Services — 3.5%
Diamond Offshore Drilling, Inc.	120,000	8,684,400
Halliburton Co.	253,000	7,197,850
Noble Corp.	146,000	9,370,280
Schlumberger, Ltd.	110,000	6,823,300
		$ 32,075,830
Food & Staples Retailing — 2.0%
BJ’s Wholesale Club, Inc. (2)	365,200	10,656,536
Safeway, Inc.	245,500	7,450,925
		$ 18,107,461
Food Products — 3.7%
Kellogg Co.	118,700	5,878,024
Nestle SA ADR	109,700	9,535,706
Smithfield Foods, Inc. (2)	355,300	9,600,206
William Wrigley Jr. Co.	195,000	8,981,700
		$ 33,995,636

Health Care Equipment & Supplies — 3.8%
Baxter International, Inc.	230,800	$ 10,492,168
DENTSPLY International, Inc.	286,600	8,629,526
Edwards Lifesciences Corp. (2)	202,400	9,429,816
Thoratec Corp. (2)	386,200	6,028,582
		$ 34,580,092
Health Care Providers & Services — 5.3%
Caremark Rx, Inc.	182,400	10,336,608
DaVita, Inc. (2)	225,500	13,049,685
Express Scripts, Inc. (2)	128,200	9,677,818
Henry Schein, Inc. (2)	158,200	7,932,148
WellPoint, Inc. (2)	95,100	7,327,455
		$ 48,323,714
Hotels, Restaurants & Leisure — 3.0%
Harrah’s Entertainment, Inc.	142,500	9,466,275
Marriott International, Inc., Class A	180,000	6,955,200
Starwood Hotels & Resorts Worldwide, Inc.	83,300	4,763,927
Tim Hortons, Inc.	227,400	5,980,620
		$ 27,166,022
Household Products — 2.1%
Colgate-Palmolive Co.	147,800	9,178,380
Procter & Gamble Co.	159,200	9,867,216
		$ 19,045,596
Industrial Conglomerates — 1.2%
Tyco International, Ltd.	375,600	10,513,044
		$ 10,513,044
Insurance — 2.6%
AON Corp.	250,500	8,484,435
St. Paul Travelers Companies, Inc.	215,000	10,081,350
Willis Group Holdings, Ltd.	130,000	4,940,000
		$ 23,505,785
Internet Software & Services — 1.0%
Google, Inc., Class A (2)	22,000	8,841,800
		$ 8,841,800
IT Services — 1.9%
CheckFree Corp. (2)	239,900	9,912,668
Paychex, Inc.	196,100	7,226,285
		$ 17,138,953
Life Sciences Tools & Services — 1.3%
Fisher Scientific International, Inc. (2)	68,500	5,359,440
Millipore Corp. (2)	108,000	6,620,400
		$ 11,979,840

Machinery — 2.3%
Deere & Co.	83,000	$ 6,964,530
Parker Hannifin Corp.	119,000	9,249,870
Trinity Industries, Inc.	141,000	4,535,970
		$ 20,750,370
Media — 4.5%
Comcast Corp., Class A (2)	263,700	9,717,345
McGraw-Hill Companies, Inc., (The)	200,000	11,606,000
NTL, Inc.	305,300	7,763,779
Time Warner, Inc.	644,400	11,747,412
		$ 40,834,536
Metals & Mining — 0.9%
Alcoa, Inc.	279,700	7,842,788
		$ 7,842,788
Multiline Retail — 3.6%
Federated Department Stores, Inc.	290,000	12,530,900
Nordstrom, Inc.	214,300	9,064,890
Saks, Inc.	616,500	10,653,120
		$ 32,248,910
Personal Products — 1.0%
Alberto-Culver Co.	179,600	9,085,964
		$ 9,085,964
Pharmaceuticals — 6.2%
Abbott Laboratories	117,000	5,681,520
Eli Lilly & Co.	174,200	9,929,400
Endo Pharmaceuticals Holdings, Inc. (2)	290,700	9,462,285
Johnson & Johnson	181,800	11,806,092
Novartis AG ADR	161,000	9,408,840
Wyeth	196,200	9,974,808
		$ 56,262,945
Semiconductors & Semiconductor Equipment — 11.9%
Analog Devices, Inc.	335,000	9,845,650
Atheros Communications, Inc. (2)	665,000	12,056,450
Cypress Semiconductor Corp. (2)	601,000	10,679,770
Intersil Corp., Class A	327,600	8,042,580
Linear Technology Corp.	273,100	8,498,872
Maxim Integrated Products, Inc.	113,700	3,191,559
MEMC Electronic Materials, Inc. (2)	250,000	9,157,500
Microchip Technology, Inc.	278,800	9,038,696

Micron Technology, Inc. (2)	612,500	$ 10,657,500
Teradyne, Inc. (2)	1,014,800	13,354,768
Texas Instruments, Inc.	417,000	13,865,250
		$ 108,388,595
Software — 1.7%
Oracle Corp. (2)	850,161	15,081,856
		$ 15,081,856
Specialty Retail — 1.1%
Staples, Inc.	425,000	10,340,250
		$ 10,340,250
Textiles, Apparel & Luxury Goods — 2.6%
Liz Claiborne, Inc.	291,400	11,513,214
NIKE, Inc., Class B	134,000	11,741,080
		$ 23,254,294
Tobacco — 0.9%
Altria Group, Inc.	107,100	8,198,505
		$ 8,198,505
Trading Companies & Distributors — 0.6%
United Rentals, Inc. (2)	220,000	5,115,000
		$ 5,115,000
Total Common Stocks (identified cost $901,282,126)		$ 926,030,298

Short-Term Investments — 2.2%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 5.37%, 10/2/06	$ 1,500	$ 1,500,000
Societe Generale Time Deposit, 5.35%, 10/2/06	18,024	18,024,000
Total Short-Term Investments (at amortized cost, $19,524,000)		$ 19,524,000
Total Investments — 104.3% (identified cost $920,806,126)		$ 945,554,298

COVERED CALL OPTIONS WRITTEN — (4.3)%

	Number of Contracts	Premium Received	Value
Afiliated Managers Group, Inc., Expires 12/16/06, Strike 95.00	470	$212,532	$(387,750)
Agilent Technologies, Inc., Expires 11/18/06, Strike 32.50	890	90,777	(155,750)
Alberto-Culver Co., Expires 12/16/06, Strike 50.00	825	150,145	(173,250)
Alcoa, Inc., Expires 10/21/06, Strike 30.00	857	88,345	(21,425)
Alcoa, Inc., Expires 10/21/06, Strike 30.00	1,940	348,219	(48,500)
Alliant Technologies, Inc., Expires 01/20/07, Strike 85.00	847	178,855	(186,340)
Altria Group, Inc., Expires 12/16/06, Strike 85.00	675	126,221	(27,000)
American Express Co., Expires 01/20/07, Strike 52.50	760	189,614	(372,400)
Amgen, Inc., Expires 10/21/06, Strike 65.00	495	233,413	(345,800)
Analog Devices, Inc., Expires 12/16/06, Strike 30.00	1,750	283,491	(249,375)
AON Corp., Expires 10/21/06, Strike 35.00	2,505	331,805	(75,150)
Apple Computer, Inc., Expires 10/21/06, Strike 57.50	705	420,872	(1,402,950)
Apple Computer, Inc., Expires 10/21/06, Strike 75.00	1,159	286,264	(521,550)
Atheros Communications, Inc., Expires 12/16/06, Strike 17.50	3,230	668,589	(775,200)
Baxter International, Inc., Expires 11/18/06, Strike 40.00	1,520	231,033	(881,600)
Baxter International, Inc., Expires 11/18/06, Strike 42.50	788	265,548	(275,800)
BJ’s Wholesale Club, Inc., Expires 12/16/06, Strike 30.00	3,652	354,233	(639,100)
Boeing Company, Expires 11/18/06, Strike 80.00	650	271,042	(156,000)
Borgwarner, Inc., Expires 10/21/06, Strike 60.00	975	255,871	(29,250)
Caremark Rx, Inc., Expires 12/16/06, Strike 60.00	1,200	174,139	(195,600)
CenturyTel, Inc., Expires 10/21/06, Strike 40.00	2,443	249,673	(146,580)
Charles Schwab Corp. (The), Expires 12/16/06, Strike 15.00	3,710	536,078	(1,168,650)
CheckFree Corp., Expires 11/18/06, Strike 40.00	1,870	463,403	(635,800)
Cintas Corp., Expires 11/18/06, Strike 35.00	340	77,178	(207,400)

Cisco Systems, Inc., Expires 10/21/06, Strike 20.00	1,480	$162,055	$(458,800)
Cisco Systems, Inc., Expires 10/21/06, Strike 22.5.0	2,966	176,471	(237,280)
Citigroup, Inc., Expires 12/16/06, Strike 50.00	1,365	152,875	(163,800)
Colgate-Palmolive Co., Expires 11/18/06, Strike 60.00	1,478	383,749	(428,620)
Comcast Corp., Class A, Expires 10/21/06, Strike 32.50	1,075	146,056	(494,500)
Comcast Corp., Expires 10/21/06, Strike 35.00	1,562	171,159	(351,450)
Cypress Semiconductor Corp., Expires 12/16/06, Strike 15.00	2,420	331,530	(726,000)
Davita, Inc., Expires 10/21/06, Strike 50.00	1,355	341,449	(1,097,550)
Davita, Inc., Expires 10/21/06, Strike 55.00	900	330,290	(315,000)
Deere & Co., Expires 12/16/06, Strike 75.00	315	158,131	(348,075)
DENTSPLY International, Inc., Expires 10/21/06, Strike 30.00	945	174,366	(85,050)
DENTSPLY International, Inc., Expires 10/21/06, Strike 32.50	1,921	208,825	(19,210)
Diamond Offshore Drilling, Inc., Expires 12/16/06, Strike 75.00	765	471,990	(313,650)
E*Trade Financial Corp., Expires 10/21/06, Strike 25.00	2,265	190,194	(90,600)
Edwards Lifesciences Corp., Expires 11/18/06, Strike 45.00	2,024	491,033	(541,420)
Eli Lilly & Co., Expires 10/21/06, Strike 55.00	1,742	295,965	(435,500)
EMC Corp., Expires 10/21/06, Strike 12.00	1,065	94,250	(31,950)
Emerson Electric Co., Expires 12/16/06, Strike 85.00	490	103,877	(129,850)
Endo Pharaceuticals Holdings, Inc., Expires 10/21/06, Stirke 30.00	1,570	324,980	(431,750)
Equifax, Inc. Expires 10/21/06, Strike 30.00	295	100,893	(200,600)
Express Scripts, Inc., Expires 11/18/06, Strike 75.00	560	255,912	(240,800)
Express Scripts, Inc., Expires 11/18/06, Strike 80.00	345	154,210	(72,450)
Federated Department Stores, Inc., Expires 11/18/06, Strike 42.50	1,745	378,653	(418,800)
Federated Department Stores, Inc., Expires 11/18/06, Strike 35.00	1,155	273,727	(993,300)
Fisher Scientific International, Inc., Expires 12/16/06, Strike 80.00	475	137,689	(140,125)

Foster Wheeler, Ltd., Expires 01/20/07, Strike 40.00	455	$121,481	$(145,600)
General Dynamics Corp., Expires 1/20/07, Strike 70.00	2,606	1,112,728	(1,198,760)
Google, Inc., Expires 12/16/06, Strike 400.00	65	115,631	(176,150)
Halliburton Co., Expires 10/21/06, Strike 32.50	1,580	240,927	(7,900)
Halliburton Co., Expires 10/21/06, Strike 35.00	950	57,948	(4,750)
Harrah’s Entertainment, Inc., Expires 11/18/06, Strike 75.00	665	317,195	(49,875)
Harris Corp., Expires 11/18/06, Strike 40.00	445	130,363	(235,850)
Harris Corp., Expires 11/18/06, Strike 45.00	795	218,396	(186,825)
Henry Schein, Inc., Expires 10/21/06, Strike 50.00	1,582	185,908	(213,570)
Hewlett-Packard Co., Expires 11/18/06, Strike 35.00	1,973	428,981	(591,900)
Intersil Corp., Class A, Expires 10/21/06, Strike 25.00	1,565	261,347	(179,975)
Johnson & Johnson, Expires 10/21/06, Strike 60.00	850	256,964	(423,300)
Johnson & Johnson, Expires 10/21/06, Strike 65.00	968	92,925	(82,280)
L-3 Communications Holdings, Inc., Expires 10/21/06, Strike 80.00	795	170,809	(71,550)
Linear Technology Corp., Expires 11/18/06, Strike 35.00	1,305	270,127	(39,150)
Liz Claiborne, Inc., Expires 10/21/06, Strike 40.00	2,160	231,113	(145,800)
Marriot International, Inc., Class A, Expires 10/21/06, Strike 37.50	1,230	248,698	(239,850)
Maxim Integrated Products, Inc., Expires 11/18/06, Strike 30.00	315	63,628	(33,075)
McGraw-Hill Companies, Inc., Expires 11/18/06, Strike 55.00	2,000	568,362	(800,000)
Mellon Financial Corp., Expires 12/16/06, Strike 35.00	825	92,397	(371,250)
MEMC Electronic Materials, Inc., Expires 10/21/06, Strike 40.00	2,500	657,730	(175,000)
Microchip Technology, Inc., Expires 10/21/06, Strike 35.00	2,788	409,823	(83,640)
Micron Technology, Inc., Expires 10/21/06, Strike 16.00	2,985	264,164	(507,450)
Micron Technology, Inc., Expires 10/21/06, Strike 17.00	3,140	351,669	(304,580)

Millipore Corp., Expires 10/21/06, Strike 65.00	480	$123,356	$(18,000)
NCR Corp., Expires 01/20/07, Strike 40.00	2,532	211,415	(614,010)
Network Appliance, Inc., Expires 12/16/06, Strike 35.00	3,100	672,679	(1,271,000)
NIKE, Inc., Expires 10/21/06, Strike 85.00	865	152,643	(311,400)
Noble Corp., Expires 12/16/06, Strike 70.00	1,135	452,113	(238,350)
Nordstrom, Inc., Expires 10/21/06, Strike 35.00	790	147,725	(608,300)
Nordstrom, Inc., Expires 10/21/06, Strike 40.00	1,353	103,542	(358,545)
Novartis AG ADR, Expires 10/21/06, Strike 55.00	800	149,595	(300,000)
NTL, Inc., Expires 12/16/06, Strike 25.00	1,145	156,860	(251,900)
Oracle Corp., Expires 12/16/06, Strike 13.00	4,560	647,500	(2,234,400)
Parker Hannifin Corp., Expires 11/18/06, Strike 80.00	1,190	186,674	(226,100)
Paychex, Inc., Expires 12/16/06, Strike 35.00	415	69,303	(107,900)
Procter & Gamble Co., Expires 10/21/06, Strike 55.00	710	193,114	(511,200)
QUALCOMM, Inc., Expires 01/20/07, Strike 40	760	183,914	(129,200)
Research in Motion, Ltd., Expires 12/16/06. Strike 65.00	340	211,473	(1,329,400)
Rockwell Collins, Inc., Expires 10/21/06, Strike 55.00	1,789	232,263	(178,900)
Saks, Inc., Expires 11/18/06, Strike 16.00	3,060	335,212	(474,300)
Schlumberger, Ltd., Expires 11/18/06, Strike 60.00	110	39,269	(49,500)
Schlumberger, Ltd., Expires 11/18/06, Strike 67.50	950	411,366	(104,500)
Seagate Technology, Expires 1/20/07, Strike 22.50	1,315	173,575	(309,025)
Smithfield Foods, Inc., Expires 10/21/06, Strike 30.00	1,470	164,635	(22,050)
St. Paul Travelers Companies, Inc., Expires 10/21/06, Strike 45.00	1,045	164,060	(219,450)
Staples, Inc., Expires 12/16/06, Strike 22.50	1,792	227,577	(456,960)
Starwood Hotels & Resorts Worldwide, Inc., Expires 11/18/06, Strike 60.00	833	294,152	(133,280)
Tellabs, Inc., Expires 12/16/06, Strike 10.00	3,350	241,192	(527,625)
Teradyne, Inc., Expires 10/21/06, Strike 15.00	6,550	457,778	(131,000)
Texas Instruments, Inc., Expires 10/21/06, Strike 30.00	2,195	337,120	(752,885)

Texas Instruments, Inc., Expires 10/21/06, Strike 32.50	1,975	$221,193	$(276,500)
Thoratic Corp., Expires 10/21/06, Strike 15.00	1,750	133,796	(170,625)
Tim Hortons, Inc., Expires 10/21/06, Strike 25.00	720	73,438	(133,200)
Time Warner, Inc., Expires 10/21/06, Strike 17.00	2,330	212,023	(314,550)
Trinity Industries, Inc., Expires 1/20/07, Strike 35.00	870	220,483	(147,900)
Tyco International, Ltd., Expires 10/21/06, Strike 27.50	1,520	172,180	(106,400)
UBS AG, Expires 12/16/06, Strike 55.00	400	96,797	(216,000)
United Rentals, Inc., Expires 12/16/06, Strike 30.00	1,070	253,582	(26,750)
United Technologies Corp., Expires 11/18/06, Strike 65.00	1,301	204,883	(149,615)
Wellpoint, Inc., Expires 12/16/06, Strike 80.00	655	145,405	(117,900)
Willis Group Holdings, Ltd., Expires 1/20/07, Strike 40.00	1,300	49,178	(143,000)
William Wrigley Jr. Co., Expires 12/16/06, Strike 45.00	380	116,656	(83,600)
Wyeth, Expires 10/21/06, Strike 45.00	603	135,369	(363,006)
Wyeth, Expires 10/21/06, Strike 50.00	1,359	131,466	(231,030)
Total Call Options Written (premiums received, $28,273,537)		$28,273,537	$(38,461,686)
Other Assets, Less Liabilities—(0.0)%			$(550,548)
Net Assets—100.0%			$906,542,064

ADR	—	American Depository Receipt
(1)		A portion of each common stock holding has been segregated as collateral for outstanding options written.
(2)		Non-income producing security.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$921,898,334
Gross unrealized appreciation	$55,241,542
Gross unrealized depreciation	(31,585,578)
Net unrealized appreciation	$23,655,964

Written call option activity for the period ended September 30, 2006 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	153,418	$27,804,153
Options written	416,170	77,755,347
Options terminated in closing purchase transactions	(291,363)	(54,157,162)
Options exercised	(103,875)	(21,837,532)
Options expired	(12,408)	(1,291,269)
Outstanding, end of period	161,942	$28,273,537

At September 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund II

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	November 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	November 22, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	November 22, 2006